Document and Entity Information	18 Months Ended
Oct. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	MICRO FOCUS INTERNATIONAL PLC
Entity Central Index Key	0001359711
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Transition Report	true
Entity Common Stock, Shares Outstanding	436,800,513
Document Type	20-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY